FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for the six month period ending:	/ / (a)
or fiscal year ending:	12/31/13(b)
Is this a transition report?: (Y/N)	N
Is this an amendment to a previous filing? (Y/N)	N

Those items or sub-items with a box"_" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name:	Principal Life Insurance Co.
Separate Account B
	B. File Number:	811-2091
	C. Telephone Number:	515-362-2384

2.	A. Street:	The Principal Financial Group
	B. City:	Des Moines
	C. State:	IA
	D. Zip Code:	50392
	Zip Ext.	2080
E. Foreign Country

3.	Is this the first filing on this form by Registrant? (Y/N)		N
4.	Is this the last filing on this form by Registrant? (Y/N)		N
5.	Is Registrant a small Business investment Company(SBIC)? (Y/N)		N
6.	[If answer is "y" (yes), complete only items 89 through 110.]
	Is registrant a unit investment trust (UIT)? (Y/N)		Y
(If answer is "y" (Yes complete only items 111 through 132.]
7.	A. Is Registrant a series or multiple portfolio company? (Y/N)		N
B. How many separate series or portfolios did Registrant
have at the end of the period.

125.	State the total dollar amount of sales loads collected (before
	reallowances to other brokers or dealers) by Registrant's
	principal underwriter and any underwriter which is an affiliated
	person of the principal underwriter during the current period
	solely from the sale of units of all series of Registrant
	($000's omitted)	$0

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security show, the aggregate total assets at market value as of a date or near the end of the current period of each such group of series and the total income distriEutions made by each group of series during the current period (excluding distributions of realized gains, if any):

			Total	Total
		Number of	Assets	Income
		Series	($000's	Distributions
		Investing	omitted)	($000's omitted)
		------------------	----------------	----------------------
A.	U.S. Treasury direct issue

B.	U.S. Government Agency

C.	State and municipal tax-free

D.	Public Utility Debt

E.	Brokers or dealers debt or debt
of brokers' or dealer's parent

F.	All other corporate intermed.
& long-term debt

G.	All other corporate short-term
debt

H.	Equity securities of brokers or
dealers or parents of brokers
or dealers

I.	Investment company equity
	securities	1	7,773,583

J.	All other equity securities

K.	Other securities

L.	Total assets of all series
or registrant

131.	Total expenses incurred by all series of Registrant during the
	current reporting period ($000's omitted)	$95,175

	This report is signed on behalf of the registrant (or depositor or trustee) in
	the city of Des Moines and State of Iowa on the 26th day of February 2014.

	Principal Life Insurance Company
	Separate Account B

	By:

	/s/ Doug Hodgson
	-----------------------------------
	Doug Hodgson, Attorney
	Principal Life Insurance Company

	Witness:

	/s/ Clint Woods
	----------------------------------------
	Clint Woods, Assistant Corporate Secretary
	and Governance Officer
	Principal Life Insurance Company